INCOME TAXES - Disclosure of detailed information about effective income tax expense recovery (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Expected income tax (recovery)	$ (3,844)	$ 15,777
Effect of lower tax rates in foreign jurisdictions	942	(22,238)
Permanent differences	898	1,332
Change in unrecognized deductible temporary differences and other	1,191	1,627
Foreign exchange	398	(181)
Income Tax Expense	$ (415)	$ (3,683)